SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) - Secured Borrowings [Member] $ in Thousands	11 Months Ended	12 Months Ended		24 Months Ended
	Dec. 08, 2020	Dec. 08, 2025	Dec. 31, 2020 USD ($) Aircraft Appraiser	Dec. 08, 2024	Dec. 08, 2022	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding			$ 1,669,056			$ 1,717,483
Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding			$ 252,143			$ 278,684
Number of aircraft serving as security | Aircraft			9
Maturity date			Dec. 08, 2025
Frequency of periodic payment			monthly
Principal payment			$ 2,200
Minimum tangible net worth required for compliance			$ 325,000
LTV ratio	75.00%
Number of independent appraisers | Appraiser			3
Minimum liquidity required for compliance			$ 25,000
Magellan Acquisition Limited Facility [Member] | Plan [Member]
Secured Borrowings [Abstract]
LTV ratio		60.00%		65.00%	70.00%
Magellan Acquisition Limited Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default			$ 50,000
Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			1 month
Basis spread on variable rate			1.65%
Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate			3.93%